CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net income for the year	$ 3,493,999	$ 1,768,836	$ 1,341,998
Other comprehensive income to be reclassified to income in subsequent periods
(Loss) gain on available-for-sale financial assets	(442,864)	326,863	207,065
Income tax related to net gain (loss) on available-for-sale financial assets	151,401	(114,402)	(72,462)
Other comprehensive income (loss) to be reclassified to income in subsequent periods, net of tax	(291,463)	212,461	134,603
Other comprehensive loss not to be reclassified to income in subsequent periods
Remeasurement of losses from long-term employee benefits	(17,380)	(20,594)	(2,539)
Income tax related to remeasurement of losses from long-term employee benefits	2,867	7,208	889
Other comprehensive loss not to be reclassified to income in subsequent periods, net of tax	(14,513)	(13,386)	(1,650)
Other comprehensive income for the year	(305,976)	199,075	132,953
Total comprehensive income for the year	3,188,023	1,967,911	1,474,951
Attributable to:
Equity holders of the parent	3,201,819	1,967,918	1,474,951
Non-controlling interests	(13,796)	(7)	0
Total comprehensive income for the year	$ 3,188,023	$ 1,967,911	$ 1,474,951